Total Equity - Common stock - narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Total Equity
Reduction of issued capital purchases for cancellation		$ 2,501.7	$ 1,815.7
Subordinate voting shares
Total Equity
Purchases for cancellation (in shares)		1,006,535	1,346,953
Cost of shares purchased for cancellation		$ 1,625.2	$ 1,588.4
Treasury shares acquired (in shares)		117,918	207,974
Value of treasury shares purchased		$ 189.1	$ 240.4
Treasury shares reissued (in shares)		312,073	220,145
Treasury shares reissued cost		$ 122.9	$ 108.3
Award vesting period		5 years	5 years
Compensation expense		$ 176.6	$ 164.9
Subordinate voting shares | Cancellation of treasury share transactions
Total Equity
Purchases for cancellation (in shares)	226,694
Cost of shares purchased for cancellation	$ 384.0
Subordinate voting shares | Prem Watsa
Total Equity
Purchases for cancellation (in shares)			275,000
Cost of shares purchased for cancellation			$ 304.3
Retained earnings
Total Equity
Reduction of issued capital purchases for cancellation		$ 1,375.9	$ 1,254.7